20 Financial instruments (Details 18)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
External Market [Member]
Disclosure of detailed information about financial instruments [line items]
Default indicators	0.17%	0.45%	0.19%
Domestic Market [Member]
Disclosure of detailed information about financial instruments [line items]
Default indicators	0.05%	0.08%	0.08%